UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2944

                       OPPENHEIMER QUEST VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                   Date of reporting period: October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
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TOP TEN COMMON STOCK INDUSTRIES
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Software                                                                   12.4%
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Oil & Gas                                                                   9.7
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Aerospace & Defense                                                         9.6
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Diversified Financial Services                                              9.4
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Commercial Banks                                                            9.2
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Media                                                                       7.1
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Tobacco                                                                     5.0
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Capital Markets                                                             4.8
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Electric Utilities                                                          4.8
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Insurance                                                                   4.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
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Wells Fargo & Co.                                                           5.2%
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Altria Group, Inc.                                                          5.0
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Honeywell International, Inc.                                               4.9
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UBS AG                                                                      4.8
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BP plc, ADR                                                                 4.6
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Microsoft Corp.                                                             4.4
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Take-Two Interactive Software, Inc.                                         4.2
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JPMorgan Chase & Co.                                                        4.0
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United Technologies Corp.                                                   4.0
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Exxon Mobil Corp.                                                           3.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.
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                     7 | OPPENHEIMER QUEST VALUE FUND, INC.

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TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                               31.6%
   Diversified Financial Services         9.4
   Commercial Banks                       9.4
   Capital Markets                        5.0
   Insurance                              4.8
   Thrifts & Mortgage Finance             3.0
Information Technology                   15.2
Industrials                              13.4
Energy                                   11.9
Consumer Discretionary                    7.2
Utilities                                 5.9
Consumer Staples                          5.1
Health Care                               3.6
Materials                                 3.6
Telecommunication Services                2.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of common stocks.
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                     8 | OPPENHEIMER QUEST VALUE FUND, INC.

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer Quest Value Fund, Inc. withstood a volatile market environment to deliver an attractive 12-month total return, even as it underwent significant changes. We, the value equity management team at OppenheimerFunds, Inc., assumed daily management responsibilities for the Fund on January 1, 2005. Since then, we have repositioned most of the Fund's assets to bring the portfolio in line with our disciplined, bottom-up investment management strategy. As a result of that repositioning, the Fund enjoyed strong absolute and relative total returns in the financial and consumer discretionary sectors, which helped overcome relative weakness in its information technology and industrial holdings.

      Our investment strategy centers around finding stocks whose prices are, in our view, inexpensive relative to the underlying companies' long-term earnings power and potential to generate cash flow. As a byproduct of this sharp focus on the value characteristics of individual stocks, the Fund's sector weightings may vary from those of the index. Such over- and underweightings are a reflection of our conviction about the prospects for individual holdings and their industry niches rather than enthusiasm for broad sectors.

      During this period, we found relatively few financial services or energy companies that met our investment parameters. In our estimation, many financial services companies were overly exposed to rising interest rates and a flat yield curve (i.e., a relatively small gap or difference between short- and long-term fixed-income yields). In the energy sector, we were concerned about sustainability of higher oil prices. As a result of these concerns, the portfolio was underweighted (vs. the index) in these sectors.


      Reviewing performance, the financial services and consumer discretionary sectors were areas of relative strength for the Fund. Among the largest contributors to performance were Liberty Global, Inc., Sears Roebuck & Co., McDonald's Corp., Lehman Brothers Holdings, Inc. and Genworth Financial, Inc., Cl. A (formerly GE Financial).

      The Fund acquired shares of Liberty Global, Inc. as a result of a merger between UnitedGlobal Com, a previous holding, and another cable TV operator. This U.S.-domiciled company operates cable TV systems in Europe and Japan. Our research showed that it had considerable growth potential, since the company faced fewer structural competitive issues than U.S. cable operators. The stock has benefited from that favorable competitive environment and from growing subscriber bases for its broadband and cable telephony services.


                     9 | OPPENHEIMER QUEST VALUE FUND, INC.

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      Shares of major retailer Sears advanced after its merger with discount retailer Kmart as investors began to appreciate the enhanced value of the combined entity. McDonald's stock performance improved as a result of higher margins and better same-store sales in the United States. We have exited these positions due to valuation.

      The stock of brokerage firm Lehman Brothers was inexpensive (compared to other broker/dealers) when we purchased it, even though its profitability was among the best in the industry and its franchises and returns were improving. Since then, the market has awakened to Lehman's strong points. Genworth's advance can be attributed to a growing awareness among investors that this former division of General Electric is a solid business in its own right.

      As for energy, the Fund's holdings rose along with the escalation in oil prices and were, overall, a key source of positive return. However, the underweight in energy contributed negatively to relative performance. Nonetheless, we were and remain very selective in this sector, primarily because we cannot identify a significant supply-demand issue that justifies the current high prices.

      In the technology sector, the single largest detractors from results were Take-Two Interactive Software, Inc. and International Business Machines Corp.
(IBM). Take-Two, which manufactures mature-rated and sports-related game software and video game accessories, was negatively impacted by a recall of its leading videogame and, to a lesser extent, by generally weaker consumer demand. We view the setback as temporary and believe that the company may benefit from new releases and its excellent competitive position in the mature-rated market. In the first half of the period, IBM experienced difficulty with execution. Although the situation has improved, the stock still has not recovered fully. In industrials, Cendant Corp. and Tyco were the largest detractors from results. As for Cendant, an owner/operator of several car rental, hotel and other travel businesses; there were growing concerns about recent acquisitions and the company's real estate exposure. Recently, Cendant has addressed those concerns, announcing that it will separate into four discrete businesses. The Fund exited from Tyco.

      COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2005. In the case of Class A, Class B and Class C shares, performance is measured for a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on December 16, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares,


                     10 | OPPENHEIMER QUEST VALUE FUND, INC.

and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                     11 | OPPENHEIMER QUEST VALUE FUND, INC.

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

     CLASS A SHARES
     COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
       Oppenheimer Quest Value Fund, Inc.(SM) (Class A)
       S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Quest Value
                       Fund, Inc.(SM) (Class A)   S&P 500 Index

10/31/1995                      9,425                10,000
01/31/1996                     10,443                11,001
04/30/1996                     10,989                11,376
07/31/1996                     10,807                11,196
10/31/1996                     12,101                12,408
01/31/1997                     12,910                13,898
04/30/1997                     12,932                14,233
07/31/1997                     15,221                17,030
10/31/1997                     15,176                16,391
01/31/1998                     15,712                17,636
04/30/1998                     17,877                20,078
07/31/1998                     17,157                20,318
10/31/1998                     16,675                19,999
01/31/1999                     16,929                23,370
04/30/1999                     18,734                24,461
07/31/1999                     17,758                24,422
10/31/1999                     17,701                25,131
01/31/2000                     16,706                25,786
04/30/2000                     17,003                26,937
07/31/2000                     16,290                26,612
10/31/2000                     17,956                26,659
01/31/2001                     19,281                25,554
04/30/2001                     19,290                23,444
07/31/2001                     19,196                22,801
10/31/2001                     17,018                20,024
01/31/2002                     17,498                21,431
04/30/2002                     17,653                20,486
07/31/2002                     15,253                17,416
10/31/2002                     14,546                17,001
01/31/2003                     14,324                16,500
04/30/2003                     15,050                17,761
07/31/2003                     16,288                19,629
10/31/2003                     17,711                20,535
01/31/2004                     18,898                22,201
04/30/2004                     18,742                21,822
07/31/2004                     18,936                21,805
10/31/2004                     19,325                22,467
01/31/2005                     20,727                23,852
04/30/2005                     20,453                23,204
07/31/2005                     21,844                24,867
10/31/2005                     21,550                24,425

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year  5.10%   5-Year  2.50%   10-Year  7.98%


                     12 | OPPENHEIMER QUEST VALUE FUND, INC.

     CLASS B SHARES
     COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
       Oppenheimer Quest Value Fund, Inc.(SM) (Class B)
       S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Quest Value
                       Fund, Inc.(SM) (Class B)   S&P 500 Index

10/31/1995                     10,000                10,000
01/31/1996                     11,071                11,001
04/30/1996                     11,632                11,376
07/31/1996                     11,422                11,196
10/31/1996                     12,776                12,408
01/31/1997                     13,611                13,898
04/30/1997                     13,619                14,233
07/31/1997                     16,012                17,030
10/31/1997                     15,933                16,391
01/31/1998                     16,485                17,636
04/30/1998                     18,734                20,078
07/31/1998                     17,949                20,318
10/31/1998                     17,428                19,999
01/31/1999                     17,664                23,370
04/30/1999                     19,519                24,461
07/31/1999                     18,484                24,422
10/31/1999                     18,389                25,131
01/31/2000                     17,332                25,786
04/30/2000                     17,607                26,937
07/31/2000                     16,849                26,612
10/31/2000                     18,533                26,659
01/31/2001                     19,873                25,554
04/30/2001                     19,843                23,444
07/31/2001                     19,722                22,801
10/31/2001                     17,468                20,024
01/31/2002                     17,961                21,431
04/30/2002                     18,120                20,486
07/31/2002                     15,657                17,416
10/31/2002                     14,931                17,001
01/31/2003                     14,703                16,500
04/30/2003                     15,448                17,761
07/31/2003                     16,719                19,629
10/31/2003                     18,180                20,535
01/31/2004                     19,398                22,201
04/30/2004                     19,238                21,822
07/31/2004                     19,438                21,805
10/31/2004                     19,836                22,467
01/31/2005                     21,276                23,852
04/30/2005                     20,994                23,204
07/31/2005                     22,422                24,867
10/31/2005                     22,120                24,425

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year  5.65%   5-Year  2.58%   10-Year  8.26%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                     13 | OPPENHEIMER QUEST VALUE FUND, INC.

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

     CLASS C SHARES
     COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
       Oppenheimer Quest Value Fund, Inc.(SM) (Class C)
       S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Quest Value
                       Fund, Inc.(SM) (Class C)   S&P 500 Index

10/31/1995                     10,000                10,000
01/31/1996                     11,067                11,001
04/30/1996                     11,629                11,376
07/31/1996                     11,427                11,196
10/31/1996                     12,773                12,408
01/31/1997                     13,608                13,898
04/30/1997                     13,616                14,233
07/31/1997                     16,011                17,030
10/31/1997                     15,940                16,391
01/31/1998                     16,483                17,636
04/30/1998                     18,740                20,078
07/31/1998                     17,946                20,318
10/31/1998                     17,425                19,999
01/31/1999                     17,667                23,370
04/30/1999                     19,522                24,461
07/31/1999                     18,487                24,422
10/31/1999                     18,392                25,131
01/31/2000                     17,334                25,786
04/30/2000                     17,609                26,937
07/31/2000                     16,851                26,612
10/31/2000                     18,545                26,659
01/31/2001                     19,886                25,554
04/30/2001                     19,855                23,444
07/31/2001                     19,745                22,801
10/31/2001                     17,466                20,024
01/31/2002                     17,936                21,431
04/30/2002                     18,070                20,486
07/31/2002                     15,585                17,416
10/31/2002                     14,832                17,001
01/31/2003                     14,574                16,500
04/30/2003                     15,286                17,761
07/31/2003                     16,513                19,629
10/31/2003                     17,916                20,535
01/31/2004                     19,071                22,201
04/30/2004                     18,885                21,822
07/31/2004                     19,040                21,805
10/31/2004                     19,380                22,467
01/31/2005                     20,754                23,852
04/30/2005                     20,433                23,204
07/31/2005                     21,777                24,867
10/31/2005                     21,446                24,425

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year  9.66%   5-Year  2.95%   10-Year  7.93%


                     14 | OPPENHEIMER QUEST VALUE FUND, INC.

     CLASS N SHARES
     COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
       Oppenheimer Quest Value Fund, Inc.(SM) (Class N)
       S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Quest Value
                       Fund, Inc.(SM) (Class N)   S&P 500 Index

03/01/2001                     10,000                10,000
04/30/2001                     10,175                10,094
07/31/2001                     10,125                 9,817
10/31/2001                      8,976                 8,621
01/31/2002                      9,229                 9,227
04/30/2002                      9,301                 8,821
07/31/2002                      8,034                 7,499
10/31/2002                      7,656                 7,320
01/31/2003                      7,533                 7,104
04/30/2003                      7,911                 7,647
07/31/2003                      8,555                 8,296
10/31/2003                      9,290                 8,841
01/31/2004                      9,907                 9,559
04/30/2004                      9,815                 9,396
07/31/2004                      9,907                 9,388
10/31/2004                     10,101                 9,674
01/31/2005                     10,832                10,154
04/30/2005                     10,677                 9,991
07/31/2005                     11,392                10,707
10/31/2005                     11,233                10,517

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year  10.21%   5-Year  N/A   Since Inception (3/1/01)  2.52%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                     15 | OPPENHEIMER QUEST VALUE FUND, INC.

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

     CLASS Y SHARES
     COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
       Oppenheimer Quest Value Fund, Inc.(SM) (Class Y)
       S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Oppenheimer Quest Value
                       Fund, Inc.(SM) (Class Y)   S&P 500 Index

12/16/1996                     10,000                10,000
01/31/1997                     10,564                10,624
04/30/1997                     10,594                10,881
07/31/1997                     12,485                13,019
10/31/1997                     12,455                12,531
01/31/1998                     12,909                13,482
04/30/1998                     14,708                15,349
07/31/1998                     14,121                15,532
10/31/1998                     13,744                15,289
01/31/1999                     13,960                17,866
04/30/1999                     15,441                18,700
07/31/1999                     14,657                18,670
10/31/1999                     14,630                19,212
01/31/2000                     13,817                19,713
04/30/2000                     14,046                20,593
07/31/2000                     13,435                20,344
10/31/2000                     14,793                20,380
01/31/2001                     15,970                19,536
04/30/2001                     15,986                17,923
07/31/2001                     15,923                17,431
10/31/2001                     14,128                15,308
01/31/2002                     14,540                16,383
04/30/2002                     14,683                15,661
07/31/2002                     12,689                13,314
10/31/2002                     12,115                12,997
01/31/2003                     11,932                12,614
04/30/2003                     12,554                13,578
07/31/2003                     13,590                14,730
10/31/2003                     14,779                15,698
01/31/2004                     15,775                16,972
04/30/2004                     15,655                16,683
07/31/2004                     15,831                16,669
10/31/2004                     16,159                17,176
01/31/2005                     17,343                18,028
04/30/2005                     17,125                17,739
07/31/2005                     18,298                19,010
10/31/2005                     18,072                18,673

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/05

1-Year  11.84%   5-Year  4.08%   Since Inception (12/16/96)  6.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                     16 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95, and assumed responsibility for the Fund's portfolio stock selection on 1/1/05. The Fund's subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund's advisor prior to 11/22/95.

CLASS A shares of the Fund were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.


                     17 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     18 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     19 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING        ENDING            EXPENSES
                             ACCOUNT          ACCOUNT           PAID DURING
                             VALUE            VALUE             6 MONTHS ENDED
                             (5/1/05)         (10/31/05)        OCTOBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $ 1,053.70        $  6.33
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00          1,019.06           6.23
--------------------------------------------------------------------------------
Class B Actual                1,000.00          1,049.00          10.75
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00          1,014.77          10.57
--------------------------------------------------------------------------------
Class C Actual                1,000.00          1,049.60          10.59
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00          1,014.92          10.41
--------------------------------------------------------------------------------
Class N Actual                1,000.00          1,052.10           7.84
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00          1,017.59           7.71
--------------------------------------------------------------------------------
Class Y Actual                1,000.00          1,055.30           4.93
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00          1,020.42           4.85

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2005 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A      1.22%
------------------------
Class B      2.07
------------------------
Class C      2.04
------------------------
Class N      1.51
------------------------
Class Y      0.95
--------------------------------------------------------------------------------


                     20 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  October 31, 2005
--------------------------------------------------------------------------------

                                                                                                          VALUE
                                                                                         SHARES      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.2%
----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.1%
----------------------------------------------------------------------------------------------------------------
MEDIA--7.1%
Liberty Global, Inc.,
Series A                                                                                904,798   $  22,411,846
----------------------------------------------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                                                            1,069,698      25,373,237
----------------------------------------------------------------------------------------------------------------
News Corp., Inc.,
Cl. A                                                                                 1,250,400      17,818,200
                                                                                                  --------------
                                                                                                     65,603,283

----------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.0%
----------------------------------------------------------------------------------------------------------------
TOBACCO--5.0%
Altria Group, Inc.                                                                      620,200      46,546,010
----------------------------------------------------------------------------------------------------------------
ENERGY--11.7%
----------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
Halliburton Co.                                                                         317,600      18,770,160
----------------------------------------------------------------------------------------------------------------
OIL & GAS--9.7%
BP plc, ADR                                                                             638,500      42,396,400
----------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                       633,900      35,587,146
----------------------------------------------------------------------------------------------------------------
TotalFinaElf SA,
Sponsored ADR 2                                                                          89,400      11,266,188
                                                                                                  --------------
                                                                                                     89,249,734

----------------------------------------------------------------------------------------------------------------
FINANCIALS--31.0%
----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.8%
UBS AG                                                                                  525,400      45,011,018
----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--9.2%
Bank of America
Corp.                                                                                   383,400      16,769,916
----------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                          390,800      19,743,216
----------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                       805,400      48,485,080
                                                                                                  --------------
                                                                                                     84,998,212

----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--9.4%
Capital One
Financial Corp.                                                                         331,800      25,332,930
----------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                         205,000       9,384,900
----------------------------------------------------------------------------------------------------------------
JPMorgan Chase
& Co.                                                                                 1,016,300      37,216,906
----------------------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                                                          122,900      14,707,443
                                                                                                  --------------
                                                                                                     86,642,179

                                                                                                          VALUE
                                                                                         SHARES      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
INSURANCE--4.7%
Everest Re
Group Ltd.                                                                              100,300   $   9,974,835
----------------------------------------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                                                             907,800      28,768,182
----------------------------------------------------------------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                                                                           157,200       4,478,628
                                                                                                  --------------
                                                                                                     43,221,645

----------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.9%
Countrywide
Financial Corp.                                                                         531,900      16,898,463
----------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                             165,100      10,128,885
                                                                                                  --------------
                                                                                                     27,027,348

----------------------------------------------------------------------------------------------------------------
HEALTH CARE--3.6%
----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
Wyeth                                                                                   271,000      12,075,760
----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.3%
Sanofi-Aventis
SA, ADR                                                                                 520,900      20,898,508
----------------------------------------------------------------------------------------------------------------
INDUSTRIALS--13.1%
----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--9.6%
Honeywell
International, Inc.                                                                   1,338,800      45,786,960
----------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                            171,700       6,344,315
----------------------------------------------------------------------------------------------------------------
United Technologies
Corp.                                                                                   724,100      37,131,848
                                                                                                  --------------
                                                                                                     89,263,123

----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.5%
Cendant Corp.                                                                         1,850,300      32,232,226
----------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.0%
----------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.6%
Hutchinson
Technology, Inc. 1                                                                      187,300       4,645,040
----------------------------------------------------------------------------------------------------------------
International Business
Machines Corp.                                                                          235,400      19,274,552
                                                                                                  --------------
                                                                                                     23,919,592

----------------------------------------------------------------------------------------------------------------
SOFTWARE--12.4%
Microsoft Corp.                                                                       1,575,500      40,490,350


                     21 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                          VALUE
                                                                                         SHARES      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
SOFTWARE Continued
Novell, Inc. 1                                                                        1,427,222   $  10,875,432
----------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                      1,265,700      23,985,015
----------------------------------------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1,2                                                                    1,892,200      39,073,930
                                                                                                  -------------
                                                                                                    114,424,727

----------------------------------------------------------------------------------------------------------------
MATERIALS--3.5%
----------------------------------------------------------------------------------------------------------------
CHEMICALS--2.4%
Praxair, Inc.                                                                           447,200      22,096,152
----------------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Phelps Dodge Corp.                                                                       87,300      10,517,031
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.5%
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
IDT Corp., Cl. B 1                                                                    1,146,700      13,691,598
----------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                     401,400       9,356,634
                                                                                                  --------------
                                                                                                     23,048,232

----------------------------------------------------------------------------------------------------------------
UTILITIES--5.7%
----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.8%
AES Corp. (The) 1                                                                     1,473,500      23,413,915
----------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                      599,100       8,932,581
----------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                  967,200      12,283,440
                                                                                                  --------------
                                                                                                     44,629,936

----------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Sempra Energy                                                                           194,000       8,594,200
                                                                                                  --------------
Total Common Stocks
(Cost $854,364,994)                                                                                 908,769,076

                                                                                      PRINCIPAL
                                                                                         AMOUNT
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
----------------------------------------------------------------------------------------------------------------
Undivided interest of 0.59% in joint repurchase
agreement (Principal Amount/Value $647,082,000,
with a maturity value of $647,153,179) with
UBS Warburg LLC, 3.96%, dated 10/31/05,
to be repurchased at $3,817,420 on 11/1/05,
collateralized by Federal National Mortgage
Assn., 5%, 10/1/35, with a
value of $661,717,556
(Cost $3,817,000)                                                                  $  3,817,000       3,817,000

                                                                                      PRINCIPAL           VALUE
                                                                                         AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from
Securities Loaned)
(Cost $858,181,994)                                                                               $ 912,586,076

----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--1.1%
----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
Undivided interest of 0.29% in joint repurchase
agreement (Principal Amount/Value $3,400,000,000,
with a maturity value of $3,400,382,500) with
Nomura Securities, 4.05%, dated 10/31/05,
to be repurchased at $9,985,423 on 11/1/05,
collateralized by U.S. Agency Mortgages,
4.04%--5.50%, 3/15/14--10/1/35,
with a value of $3,468,000,000 3
(Cost $9,984,300)                                                                  $  9,984,300       9,984,300

----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $868,166,294)                                                                        99.7%    922,570,376
----------------------------------------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                                                          0.3       2,537,463
                                                                                   -----------------------------

NET ASSETS                                                                                100.0%  $ 925,107,839
                                                                                   =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 5 of Notes to Financial
Statements.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     22 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $10,106,380)
(cost $868,166,294)--see accompanying statement of investments                                    $ 922,570,376
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                    386,919
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                     14,181,495
Shares of capital stock sold                                                                            838,271
Interest and dividends                                                                                  267,980
Other                                                                                                    42,337
                                                                                                  --------------
Total assets                                                                                        938,287,378

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                            9,984,300
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                                      1,546,758
Investments purchased                                                                                   845,233
Shareholder communications                                                                              240,562
Transfer and shareholder servicing agent fees                                                           197,547
Distribution and service plan fees                                                                      183,838
Directors' compensation                                                                                 142,853
Other                                                                                                    38,448
                                                                                                  --------------
Total liabilities                                                                                    13,179,539

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $ 925,107,839
                                                                                                  ==============

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                              $  42,639,637
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          648,544,667
----------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                     4,204,288
----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                        175,315,165
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                           54,404,082
                                                                                                  --------------
NET ASSETS                                                                                        $ 925,107,839
                                                                                                  ==============


                     23 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $648,207,094 and
29,459,746 shares of capital stock outstanding)                                                   $       22.00
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $       23.34
----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $133,285,249 and 6,423,536 shares
of capital stock outstanding)                                                                     $       20.75
----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $88,272,113 and 4,254,772 shares
of capital stock outstanding)                                                                     $       20.75
----------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,417,419 and
1,026,798 shares of capital stock outstanding)                                                    $       21.83
----------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$32,925,964 and 1,474,785 shares of capital stock outstanding)                                    $       22.33

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     24 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $113,546)          $  19,837,692
--------------------------------------------------------------------------------
Interest                                                                410,520
--------------------------------------------------------------------------------
Other income                                                             37,203
--------------------------------------------------------------------------------
Portfolio lending fees                                                   28,021
                                                                  --------------
Total investment income                                              20,313,436

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       6,955,259
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               1,625,578
Class B                                                               1,518,536
Class C                                                                 893,972
Class N                                                                 107,408
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,519,154
Class B                                                                 415,058
Class C                                                                 246,694
Class N                                                                  61,004
Class Y                                                                  79,790
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 258,733
Class B                                                                 110,934
Class C                                                                  43,317
Class N                                                                   4,347
--------------------------------------------------------------------------------
Custodian fees and expenses                                              33,906
--------------------------------------------------------------------------------
Directors' compensation                                                  32,661
--------------------------------------------------------------------------------
Administration Service Fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   141,979
                                                                  --------------
Total expenses                                                       14,049,830
Less reduction to custodian expenses                                     (1,460)
                                                                  --------------
Net expenses                                                         14,048,370

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 6,265,066

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                    205,902,560
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments               (106,614,838)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 105,552,788
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     25 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                          2005             2004
--------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------
Net investment income                                  $   6,265,066    $   4,126,783
--------------------------------------------------------------------------------------
Net realized gain                                        205,902,560       42,796,329
--------------------------------------------------------------------------------------
Net change in unrealized appreciation                   (106,614,838)      35,222,302
                                                       -------------------------------
Net increase in net assets resulting from operations     105,552,788       82,145,414

--------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                   (5,856,566)      (1,818,065)
Class B                                                           --               --
Class C                                                     (104,452)              --
Class N                                                     (128,052)          (4,755)
Class Y                                                     (309,331)         (83,853)
--------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                     (578,230)              --
Class B                                                     (142,952)              --
Class C                                                      (75,696)              --
Class N                                                      (16,939)              --
Class Y                                                      (24,365)              --

--------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                  (91,673,491)       3,988,765
Class B                                                  (47,114,527)     (65,573,308)
Class C                                                   (2,999,077)        (139,229)
Class N                                                    1,659,657        5,137,266
Class Y                                                     (598,969)      (3,629,908)

--------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------
Total increase (decrease)                                (42,410,202)      20,022,327
--------------------------------------------------------------------------------------
Beginning of period                                      967,518,041      947,495,714
                                                       -------------------------------
End of period (including accumulated net investment
income of $4,204,288 and $4,335,950, respectively)     $ 925,107,839    $ 967,518,041
                                                       ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     26 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED OCTOBER 31,                       2005            2004             2003             2002              2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    19.91     $     18.30       $    15.03       $    17.97       $     19.40
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .18 1           .13 1            .07              .03               .03
Net realized and unrealized gain (loss)                2.10            1.53             3.20            (2.56)            (1.01)
                                                 -----------------------------------------------------------------------------------
Total from investment operations                       2.28            1.66             3.27            (2.53)             (.98)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.17)           (.05)              --               --                --
Distributions from net realized gain                   (.02)             --               --             (.41)             (.45)
                                                 -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.19)           (.05)              --             (.41)             (.45)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $    22.00     $     19.91       $    18.30       $    15.03       $     17.97
                                                 ===================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    11.51%           9.11%           21.76%          (14.52)%           (5.23)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  648,207     $   671,678       $  613,601       $  487,750       $   567,124
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  674,531     $   662,530       $  518,901       $  567,625       $   593,910
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.85%           0.66%            0.48%            0.21%             0.21%
Total expenses                                         1.24% 4         1.37% 4,5        1.51% 4,5        1.59% 4,5         1.57% 4,6
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 129%             13%              17%              12%               19%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     27 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B   YEAR ENDED OCTOBER 31,                       2005            2004             2003             2002               2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    18.77     $     17.36       $    14.37       $    17.31       $      18.82
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .01 1          (.03) 1          (.18)            (.13)              (.08)
Net realized and unrealized gain (loss)                1.99            1.44             3.17            (2.40)              (.98)
                                                 ---------------------------------------------------------------------------------
Total from investment operations                       2.00            1.41             2.99            (2.53)             (1.06)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --              --               --               --                 --
Distributions from net realized gain                   (.02)             --               --             (.41)              (.45)
                                                 ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.02)             --               --             (.41)              (.45)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                   $    20.75     $     18.77       $    17.36       $    14.37       $      17.31
                                                 =================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    10.65%           8.12%           20.81%          (15.09)%            (5.83)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $  133,285     $   164,156       $  213,433       $  229,555       $    318,916
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $  152,012     $   192,420       $  209,546       $  296,203       $    346,623
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           0.05%          (0.19)%          (0.30)%          (0.47)%            (0.45)%
Total expenses                                         2.09%           2.23%            2.35%            2.27%              2.21%
Expenses after payments and waivers and
reduction to custodian expenses                        2.08%           2.23%            2.31%            2.27%              2.21%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 129%             13%              17%              12%                19%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     28 | OPPENHEIMER QUEST VALUE FUND, INC.

CLASS C   YEAR ENDED OCTOBER 31,                       2005         2004       2003        2002       2001
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 18.79      $ 17.37    $ 14.38     $ 17.32    $ 18.83
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             -- 1,2     (.03) 1    (.08)       (.08)      (.05)
Net realized and unrealized gain (loss)                2.00         1.45       3.07       (2.45)     (1.01)
                                                    --------------------------------------------------------
Total from investment operations                       2.00         1.42       2.99       (2.53)     (1.06)
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.02)          --         --          --         --
Distributions from net realized gain                   (.02)          --         --        (.41)      (.45)
                                                    --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.04)          --         --        (.41)      (.45)
------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $ 20.75      $ 18.79    $ 17.37     $ 14.38    $ 17.32
                                                    ========================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    10.66%        8.18%     20.79%     (15.08)%    (5.82)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $88,272      $82,634    $76,529     $68,834    $81,771
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $89,578      $81,073    $68,992     $82,282    $84,956
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           0.01%       (0.18)%    (0.32)%     (0.46)%    (0.42)%
Total expenses                                         2.06%        2.21%      2.35%       2.26%      2.19%
Expenses after payments and waivers and
reduction to custodian expenses                        2.06%        2.21%      2.33%       2.26%      2.19%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 129%          13%        17%         12%        19%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     29 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N   YEAR ENDED OCTOBER 31,                       2005         2004       2003        2002       2001 1
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 19.77      $ 18.19    $ 14.99     $ 17.96    $ 20.01
------------------------------------------------------------------------------------------------------------
Income (loss) from investment Operation:
Net investment income (loss)                            .11 2        .06 2      .02        (.01)        -- 3
Net realized and unrealized gain (loss)                2.10         1.53       3.18       (2.55)     (2.05)
                                                    --------------------------------------------------------
Total from investment operations                       2.21         1.59       3.20       (2.56)     (2.05)
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.13)        (.01)        --          --         --
Distributions from net realized gain                   (.02)          --         --        (.41)        --
                                                    --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.15)        (.01)        --        (.41)        --
------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $ 21.83      $ 19.77    $ 18.19     $ 14.99    $ 17.96
                                                    ========================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                    11.21%        8.73%     21.35%     (14.70)%   (10.25)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $22,418      $18,706    $12,361     $ 8,147    $ 2,696
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $21,527      $15,716    $ 9,847     $ 6,363    $   651
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                           0.51%        0.30%      0.17%      (0.02)%    (0.13)%
Total expenses                                         1.53%        1.71%      1.87%       1.79%      1.72%
Expenses after payments and waivers and
reduction to custodian expenses                        1.53%        1.71%      1.82%       1.79%      1.72%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 129%          13%        17%         12%        19%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     30 | OPPENHEIMER QUEST VALUE FUND, INC.

CLASS Y   YEAR ENDED OCTOBER 31,                       2005         2004       2003        2002       2001
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 20.19      $ 18.53    $ 15.19     $ 18.10    $ 19.47
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .24 1        .18 1      .07         .05        .04
Net realized and unrealized gain (loss)                2.14         1.54       3.27       (2.55)      (.96)
                                                    --------------------------------------------------------
Total from investment operations                       2.38         1.72       3.34       (2.50)      (.92)
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.22)        (.06)        --          --         --
Distributions from net realized gain                   (.02)          --         --        (.41)      (.45)
                                                    --------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.24)        (.06)        --        (.41)      (.45)
------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $ 22.33      $ 20.19    $ 18.53     $ 15.19    $ 18.10
                                                    ========================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    11.84%        9.34%     21.99%     (14.25)%    (4.89)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $32,926      $30,344    $31,571     $21,842    $20,681
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $32,408      $28,011    $26,426     $23,774    $18,259
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  1.08%        0.90%      0.69%       0.50%      0.52%
Total expenses                                         0.98%        1.15%      1.37%       1.38%      1.25%
Expenses after payments and waivers and
reduction to custodian expenses                        0.98%        1.15%      1.30%       1.28%      1.22%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 129%          13%        17%         12%        19%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager became the Fund's investment advisor on November 22, 1995, and assumed responsibility for day-to-day management of the Fund's portfolio on January 1, 2005. From November 22, 1995 to December 31, 2004, the Manager had engaged OpCap Advisors as the Fund's Sub-Advisor.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all


                     32 | OPPENHEIMER QUEST VALUE FUND, INC.

mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                     33 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provisions are required, however, during the year ended October 31, 2005, the Fund paid federal excise tax of $1,673.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
      UNDISTRIBUTED   UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT      LONG-TERM               LOSS   FOR FEDERAL INCOME
      INCOME                   GAIN   CARRYFORWARD 1,2         TAX PURPOSES
      ---------------------------------------------------------------------
      $29,690,271      $151,269,449                $--          $53,102,784

1. During the fiscal year ended October 31, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2004, the Fund utilized $42,423,928 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                INCREASE TO                    REDUCTION TO
                                ACCUMULATED                 ACCUMULATED NET
      INCREASE TO            NET INVESTMENT                   REALIZED GAIN
      PAID-IN CAPITAL                INCOME                ON INVESTMENTS 3
      ---------------------------------------------------------------------
      $28,435,763                    $1,673                     $28,437,436

3. $28,437,436, including $24,356,253 of long-term capital gain, was distributed in connection with Fund share redemptions.


                     34 | OPPENHEIMER QUEST VALUE FUND, INC.

The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 was as follows:

                                         YEAR ENDED         YEAR ENDED
                                   OCTOBER 31, 2005   OCTOBER 31, 2004
      ----------------------------------------------------------------
      Distributions paid from:
      Ordinary income              $      6,398,401   $      1,906,673
      Long-term capital gain                838,182                 --
                                   -----------------------------------
      Total                        $      7,236,583   $      1,906,673
                                   ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities                  $    869,467,592
                                                      ================
      Gross unrealized appreciation                   $     83,154,673
      Gross unrealized depreciation                        (30,051,889)
                                                      ----------------
      Net unrealized appreciation                     $     53,102,784
                                                      ================

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 2005, the Fund's projected benefit obligations were increased by $1,378 and payments of $3,256 were made to retired directors, resulting in an accumulated liability of $130,623 as of October 31, 2005.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                     35 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 125 million shares of $1.00 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                                      YEAR ENDED OCTOBER 31, 2005         YEAR ENDED OCTOBER 31, 2004
                                         SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A
Sold                                  5,570,190    $  119,489,722         9,121,307    $  176,840,063
Dividends and/or
distributions reinvested                290,044         6,027,118            93,242         1,710,058
Redeemed                            (10,143,657)     (217,190,331)       (9,001,270)     (174,561,356)
                                    ------------------------------------------------------------------
Net increase (decrease)              (4,283,423)   $  (91,673,491)          213,279    $    3,988,765
                                    ==================================================================


                     36 | OPPENHEIMER QUEST VALUE FUND, INC.

                                      YEAR ENDED OCTOBER 31, 2005         YEAR ENDED OCTOBER 31, 2004
                                         SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
CLASS B
Sold                                  1,231,711    $   25,040,998         1,820,956    $   33,402,292
Dividends and/or
distributions reinvested                  6,659           131,504                --                --
Redeemed                             (3,558,851)      (72,287,029)       (5,373,583)      (98,975,600)
                                     -----------------------------------------------------------------
Net decrease                         (2,320,481)   $  (47,114,527)       (3,552,627)   $  (65,573,308)
                                     =================================================================

------------------------------------------------------------------------------------------------------
CLASS C
Sold                                    828,506    $   16,869,972           962,461    $   17,687,805
Dividends and/or
distributions reinvested                  8,335           164,529                --                --
Redeemed                               (980,145)      (20,033,578)         (970,397)      (17,827,034)
                                     -----------------------------------------------------------------
Net decrease                           (143,304)   $   (2,999,077)           (7,936)   $     (139,229)
                                     =================================================================

------------------------------------------------------------------------------------------------------
CLASS N
Sold                                    488,825    $   10,470,349           412,806    $    7,960,801
Dividends and/or
distributions reinvested                  6,472           133,847               240             4,396
Redeemed                               (414,780)       (8,944,539)         (146,254)       (2,827,931)
                                     -----------------------------------------------------------------
Net increase                             80,517    $    1,659,657           266,792    $    5,137,266
                                     =================================================================

------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                    578,280    $   12,594,641           696,960    $   13,737,799
Dividends and/or
distributions reinvested                 15,860           333,695             4,517            83,852
Redeemed                               (622,558)      (13,527,305)         (902,125)      (17,451,559)
                                     -----------------------------------------------------------------
Net decrease                            (28,418)   $     (598,969)         (200,648)   $   (3,629,908)
                                     =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2005, were as follows:

                                       PURCHASES            SALES
-----------------------------------------------------------------
Investment securities             $1,226,217,221   $1,364,362,861

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2005, the Fund provided for a fee at an rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion and 0.56% of average annual net assets in excess of $2.5 billion. From January 1, 2004 through December 31, 2004, the annual advisory fee rate was 0.90% of the first $400 million of average annual net assets of the Fund, 0.85% of the next $400 million, 0.80% of the next


                     37 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

$400 million, 0.70% of the next $400 million, 0.65% of the next $400 million and 0.60% of average annual net assets in excess of $2 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. For the year ended October 31, 2005, the Manager paid $726,434 to OpCap Advisors for its services to the Fund. The subadvisory agreement between the Manager and OpCap Advisors was terminated on December 31, 2004.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2005, the Fund paid $2,339,939 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors has set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of


                     38 | OPPENHEIMER QUEST VALUE FUND, INC.

such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2005 for Class B, Class C and Class N shares were $4,241,971, $2,859,533 and $381,060, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A         CLASS B          CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT       CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED         DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES    SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY      RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
October 31, 2005          $349,126         $15,011        $347,602          $12,730         $16,792

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of October 31, 2005, the Fund had on loan securities valued at $10,106,380. Collateral of $9,984,300 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


                     39 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                     40 | OPPENHEIMER QUEST VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER QUEST VALUE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest Value Fund, Inc., including the statement of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Value Fund, Inc. as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 20, 2005


                     41 | OPPENHEIMER QUEST VALUE FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and distributions of $0.1913, $0.0172, $0.0409, $0.1881 and
$0.2354 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 8, 2004, of which $0.0172 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2005 which are not designated as capital gain distributions should be multiplied by 48.17% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $19,810,629 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     42 | OPPENHEIMER QUEST VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     43 | OPPENHEIMER QUEST VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE       PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER
FUND, LENGTH OF SERVICE, AGE          OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                           THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
DIRECTORS                             80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                      RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,                   Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General Partner of
Chairman of the Board                 Trivest Venture Fund (private venture capital fund); President of Investment Counseling
(since 2001),                         Federated Investors, Inc. (1973-1982); Trustee of the following open-end investment
Director (since 1985)                 companies: Cash Assets Trust, PIMCO Advisors VIT, Tax Free Trust of Arizona (since 1984) and
Age: 72                               four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                      Principal of Clinton Management Associates (financial and venture capital consulting firm)
Director (since 1983)                 (since 1996); Trustee of PIMCO Advisors VIT (open-end investment company); Trustee of Capital
Age: 74                               Cash Management Trust (money market fund) (1979-December 2004); Trustee of Narragansett
                                      Insured Tax-Free Income Fund (tax-exempt bond fund) (1996-December 2004); Trustee of Prime
                                      Cash Fund (1996-December 2004); and Director of OCC Cash Reserves, Inc. (open-end investment company) (1989-December 2002). Oversees 10 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                      A director or trustee of other Oppenheimer funds. Oversees 48 portfolios in the
Director (since 1998)                 OppenheimerFunds complex.
Age: 72

LACY B. HERRMANN,                     Founder and Chairman Emeritus of Aquila Management Corporation (open-end investment company)
Director (since 1984)                 (since December 2004); Chairman and Chief Executive Officer of Aquila Management Corporation
Age: 76                               (since August 1984); Chairman of the Board and President of Aquila Management Corporation
                                      (August 1984-December 1984); Vice President, Director and Secretary of Aquila Distributors,
                                      Inc. (distributor of Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.;
                                      President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT");
                                      President and Director of STCM Management Company, Inc. (sponsor and adviser to CCMT);
                                      Chairman, President and Director of InCap Management Corporation (nature of business);
                                      Sub-Advisor and Administrator of Prime Cash Fund & Short Term Asset Reserves (nature of business); Director of OCC Cash Reserves, Inc. (open-end investment company) (until June
                                      2003); Trustee of OCC Accumulation Trust (open-end investment company); Chairman of the Board of Trustees and President of Hawaiian Tax-Free Trust (open-end investment company) (February
                                      1985-December 2003); Trustee Emeritus of Brown University (since June 1983). Oversees 10 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                      General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Director (since 2001)                 Special Value Opportunities Fund, LLC (registered investment company) (since September
Age: 62                               2004); Director of Zurich Financial Investment Advisory Board (affiliate of the Manager's parent company) (since October 2004); Board of Governing Trustees of The Jackson Laboratory
                                      (non-profit) (since August 1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment
                                      Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research
                                      Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy
                                      Economics Institute of Bard College (August 1990-September 2001) (economics research);
                                      Director of Ray & Berendtson, Inc.


                     44 | OPPENHEIMER QUEST VALUE FUND, INC.

BRIAN F. WRUBLE,                      (May 2000-April 2002) (executive search firm). Oversees 48 portfolios in the
Continued                             OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                              THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. LEAVY, MURPHY AND
                                      ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                      MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER
                                      SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CHRIS LEAVY,                          Senior Vice President of the Manager since September 2000. Formerly a portfolio manager of
Vice President                        Morgan Stanley Dean Witter Investment Management (1997-September 2000). A officer of 8
(since 2005)                          portfolios in the OppenheimerFunds complex.

JOHN V. MURPHY,                       Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President (since 2001)                September 2000) of the Manager; President and director or trustee of other Oppenheimer funds;
Age: 56                               President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
                                      Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                      Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                      Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since
                                      July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                      Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital
                                      Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI
                                      Private Investments, Inc. (since July 2001); President (since November 1, 2001) and Director
                                      (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                      Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997);
                                      Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                      LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since
                                      October 3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001); President
                                      and Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                                      1999-August 2000); President, Chief Executive Officer and Director of MML Bay State Life
                                      Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                      Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                                      77 portfolios in the OppenheimerFunds complex as a director or trustee and officer and an additional 10 portfolios as an officer.

MARK S. VANDEHEY,                     Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and                    President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Chief Compliance Officer              Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal
(since 2004)                          Audit of the Manager (1997-February 2004). An officer of 87 portfolios in the
Age: 55                               OppenheimerFunds complex.

BRIAN W. WIXTED,                      Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer (since 1999)                following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Age: 46                               Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
                                      Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
                                      2000),


                     45 | OPPENHEIMER QUEST VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                      OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000),
Continued                             OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy
                                      Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager)
                                      (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial
                                      Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program
                                      (April 2000-June 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                      Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the
                                      OppenheimerFunds complex.

ROBERT G. ZACK,                       Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2001)                Manager; General Counsel and Director of the Distributor (since December 2001); General
Age: 57                               Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
                                      President and General Counsel of HarbourView Asset Management Corporation (since December
                                      2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                                      September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                      OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.
                                      (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                                      2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services,
                                      Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General
                                      Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November
                                      2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                      President and General Counsel of OFI Institutional Asset Management, Inc. (since November
                                      2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                                      President (May 1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                      Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                      following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                      Services, Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                      (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                     46 | OPPENHEIMER QUEST VALUE FUND, INC.


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $15,000 in fiscal 2005 and $15,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $114 in fiscal 2004.

Such services: the cost to the principal accountant of attending audit committee meetings.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $45,614 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Value Fund, Inc.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005